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                         PROFIT FUNDS INVESTMENT TRUST
                             Cross Reference Sheet
                            Pursuant to Rule 481(a)
                       Under the Securities Act of 1933
                       --------------------------------

PART A
------

Item No.    Registration Statement Caption        Caption in Prospectus
--------    ------------------------------        ---------------------

1.          Cover Page                            Cover Page

2.          Synopsis                              Expense Information

3.          Condensed Financial Information       Performance Information

4.          General Description of Registrant     Operation of the Fund;
                                                  Investment Objective,
                                                  Investment Policies and
                                                  Risk Considerations

5.          Management of the Fund                Operation of the Fund

6.          Capital Stock and Other Securities    Cover Page; Operation of the
                                                  Fund; Dividends and
                                                  Distributions; Taxes

7.          Purchase of Securities Being          How to Purchase Shares;
            Offered                               Shareholder Services;
                                                  Distribution Plan;
                                                  Calculation of Share Price;
                                                  Application

8.          Redemption or Repurchase              How to Redeem Shares;
                                                  Shareholder Services;
                                                  Distribution Plan

9.          Pending Legal Proceedings             Inapplicable


PART B
------
                                                  Caption in Statement
                                                  of Additional
Item No.    Registration Statement Caption        Information
--------    ------------------------------        --------------------

10.         Cover Page                            Cover Page

11.         Table of Contents                     Table of Contents


                                      (i)
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12.         General Information and History       The Trust

13.         Investment Objectives and Policies    Definitions, Policies
                                                  and Risk Considerations;
                                                  Quality Ratings of
                                                  Corporate Bonds and
                                                  Preferred Stocks;+
                                                  Investment Limitations;
                                                  Securities Transactions;
                                                  Portfolio Turnover

14.         Management of the Fund                Trustees and Officers

15.         Control Persons and Principal         Inapplicable
            Holders of Securities

16.         Investment Advisory and Other         The Investment Manager;
            Services                              The Investment Adviser;
                                                  Distribution Plan; The
                                                  Distributor; Custodian;
                                                  Auditors;


17.         Brokerage Allocation and Other        Securities Transactions
            Practices

18.         Capital Stock and Other Securities    The Trust

19.         Purchase, Redemption and Pricing of   Calculation of Share
            Securities Being Offered              Price; Redemption in
                                                  Kind

20.         Tax Status                            Taxes

21.         Underwriters                          Inapplicable

22.         Calculation of Performance Data       Historical Performance
                                                  Information

23.         Financial Statements                  Statements of Assets and
                                                  Liabilities


PART C
------

     The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                      (ii)
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                         PROFIT FUNDS INVESTMENT TRUST

                            PROFIT LOMAX VALUE FUND

                       SUPPLEMENT DATED APRIL 1, 1997 TO
                      PROSPECTUS DATED NOVEMBER 11, 1996

        This Supplement provides new information beyond that contained in the prospectus for the Profit Lomax Value Fund, and should be retained and read in conjunction with the section of the prospectus entitled "Operation of the Fund" which begins on page 10.

        The Fund has entered into an Underwriting Agreement with Countrywide Investments, Inc. ("Countrywide" or "Distributor") 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, under which Countrywide provides distribution services to the Fund. Under the terms of the Underwriting Agreement, and in accordance with the Fund's Distribution Plan, the Fund or the Manager pays all costs relating to distribution of Fund shares, subject to a limit of 0.25% per annum of the average daily net asset value of the Fund for payments made directly by the Fund or for payments made to the Manager by the Fund as reimbursement for distribution expenses incurred by the Manager.

                      PLEASE RETAIN FOR FUTURE REFERENCE

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                        PROFIT FUNDS INVESTMENT TRUST
                            PROFIT LOMAX VALUE FUND

                       SUPPLEMENT DATED APRIL 1, 1997 TO
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 11, 1996

        This Supplement provides new information beyond that contained in the Statement of Additional Information for the Profit Funds Investment Trust, and should be inserted as a new section after "The Investment Adviser." This Supplement to the Statement of Additional Information, which is incorporated by reference into the Prospectus for the Trust, should be read only in conjunction with the Prospectus for the Funds, dated November 11, 1996, as they may from time to time be revised.

        THE DISTRIBUTOR
        ---------------

        Countrywide Investments, Inc. ("Countrywide" or "Distributor") 312 Walnut Street, 21st Floor,Cincinnati, Ohio 45202, serves as Distributor for the Trust pursuant to an Underwriting Agreement. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of Trust shares, but it is not obliged to sell any particular amount of shares. The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years from the date of its execution, and for continuous one-year periods thereafter if such continuance is approved at least annually (i) by the Board of Trustees or a vote of a majority of the outstanding shares, and (ii) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

        Under the terms of the Underwriting Agreement, and in accordance with the Fund's Distribution Plan, the Fund or the Manager pays all costs relating to distribution of Fund shares, subject to a limit of 0.25% per annum of the average daily net asset value of the Fund for payments made directly by the Fund or for payments made to the Manager by the Fund as reimbursement for distribution expenses incurred by the Manager.

        The Underwriting Agreement may be terminated by the Trust at any time, without the payment of any penalty,


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by vote of a majority of the entire Board of Trustees of the Trust or by a vote of a majority of the outstanding shares on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Trust. The Underwriting Agreement will automatically and immediately terminate in the event of its assignment.